                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2010


Check here if Amendment [ ] Amendment Number: _____________

This Amendment (Check only one.):  [ ] is a restatement
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Petrus Trust Company, LTA
Address: PO Box 269014
         Plano, Texas 75026

Form 13F File Number: 028-13931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David Radunsky
Title: Chief Operating Officer
Phone: (972) 535-1983

Signature, Place, and Date of Signing:


         /s/ David Radunsky                  Plano, TX         November 15, 2010
-------------------------------------   --------------------   -----------------
            (Signature)                    (City, State)            (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1
Form 13F Information Table Entry Total:     111
Form 13F Information Table Value Total: 317,627 (thousands)
                                        -------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
 1    028-10140              Petrus Securities L.P.

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                           FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3 COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- --------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                                                                           VOTING AUTHORITY
                                 TITLE OF                VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ----------------------
       NAME OF ISSUER             CLASS        CUSIP    (X1000)   PRN AMT  PRN Call DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- --------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ALASKA AIR GROUP INC               COM       011659109      327      6,400 SH           SOLE                 6,400
AMERICAN FINL GROUP INC OHIO       COM       025932104      456     14,900 SH           SOLE                14,900
AMGEN INC                    NOTE 0.125% 2/0 031162AN0   37,706 37,872,000 PRN          SOLE            37,872,000
ANDERSONS INC                      COM       034164103      212      5,600 SH           SOLE                 5,600
ARCHER DANIELS MIDLAND CO          COM       039483102    1,184     37,100 SH           SOLE                37,100
ATLAS AIR WORLDWIDE HLDGS IN     COM NEW     049164205      257      5,100 SH           SOLE                 5,100
ATMOS ENERGY CORP                  COM       049560105      401     13,700 SH           SOLE                13,700
AUTOMATIC DATA PROCESSING IN       COM       053015103   10,264    244,200 SH           SOLE       1       244,200
AUTOZONE INC                       COM       053332102    9,591     41,900 SH           SOLE       1        41,900
BALDOR ELEC CO                     COM       057741100      343      8,500 SH           SOLE                 8,500
BCE INC                          COM NEW     05534B760    1,238     38,100 SH           SOLE                38,100
BERKLEY W R CORP                   COM       084423102    5,445    201,156 SH           SOLE       1       201,156
BLACK HILLS CORP                   COM       092113109      265      8,500 SH           SOLE                 8,500
BLACKROCK KELSO CAPITAL CORP       COM       092533108      217     18,900 SH           SOLE                18,900
BROOKFIELD PPTYS CORP              COM       112900105      688     44,200 SH           SOLE                44,200
CABELAS INC                        COM       126804301      302     15,900 SH           SOLE                15,900
CARNIVAL CORP                   PAIRED CTF   143658300    1,226     32,100 SH           SOLE                32,100
CASH AMER INTL INC                 COM       14754D100      252      7,200 SH           SOLE                 7,200
CHILDRENS PL RETAIL STORES I       COM       168905107      302      6,200 SH           SOLE                 6,200
CLECO CORP NEW                     COM       12561W105      332     11,200 SH           SOLE                11,200
CMS ENERGY CORP                    COM       125896100      524     29,100 SH           SOLE                29,100
CNA SURETY CORP                    COM       12612L108      220     12,300 SH           SOLE                12,300
COCA COLA CO                       COM       191216100    5,267     90,000 SH           SOLE       1        90,000
COMCAST CORP NEW                   CL A      20030N101    1,647     91,100 SH           SOLE                91,100
COMCAST CORP NEW                 CL A SPL    20030N200    3,858    226,800 SH           SOLE       1       226,800
COMMUNITY HEALTH SYS INC NEW       COM       203668108      406     13,100 SH           SOLE                13,100
COMPUTER SCIENCES CORP             COM       205363104      649     14,100 SH           SOLE                14,100
CONOCOPHILLIPS                     COM       20825C104    2,280     39,700 SH           SOLE                39,700
COOPER COS INC                   COM NEW     216648402      388      8,400 SH           SOLE                 8,400
COSTCO WHSL CORP NEW               COM       22160K105    6,423     99,600 SH           SOLE       1        99,600
COVANTA HLDG CORP            DBCV 1.000% 2/0 22282EAA0    3,388  3,500,000 PRN          SOLE             3,500,000
DARDEN RESTAURANTS INC             COM       237194105    1,258     29,400 SH           SOLE       1        29,400
DEL MONTE FOODS CO                 COM       24522P103      380     29,000 SH           SOLE                29,000
DISCOVER FINL SVCS                 COM       254709108      762     45,700 SH           SOLE                45,700
DTE ENERGY CO                      COM       233331107      671     14,600 SH           SOLE                14,600
EBAY INC                           COM       278642103    6,815    279,300 SH           SOLE       1       279,300
ECHOSTAR CORP                      CL A      278768106      204     10,700 SH           SOLE                10,700
EL PASO ELEC CO                  COM NEW     283677854      259     10,900 SH           SOLE                10,900

EMCOR GROUP INC                    COM       29084Q100      300     12,200 SH           SOLE                12,200
ENBRIDGE ENERGY PARTNERS L P       COM       29250R106      576     10,300 SH           SOLE                10,300
ENERSYS                            COM       29275Y102      272     10,900 SH           SOLE                10,900
ENSCO PLC                     SPONSORED ADR  29358Q109      899     20,100 SH           SOLE       1        20,100
ESTERLINE TECHNOLOGIES CORP        COM       297425100      338      5,900 SH           SOLE                 5,900
EV ENERGY PARTNERS LP           COM UNITS    26926V107      228      6,500 SH           SOLE                 6,500
EZCORP INC                     CL A NON VTG  302301106      240     12,000 SH           SOLE                12,000
FIRST CTZNS BANCSHARES INC N       CL A      31946M103      333      1,800 SH           SOLE                 1,800
FIRST FINL BANCORP OH              COM       320209109      244     14,600 SH           SOLE                14,600
FORESTAR GROUP INC                 COM       346233109      196     11,500 SH           SOLE                11,500
FRESH DEL MONTE PRODUCE INC        ORD       G36738105      286     13,200 SH           SOLE                13,200
GENTIVA HEALTH SERVICES INC        COM       37247A102      201      9,200 SH           SOLE                 9,200
GREENLIGHT CAPITAL RE LTD        CLASS A     G4095J109      208      8,300 SH           SOLE                 8,300
GROUPE CGI INC                 CL A SUB VTG  39945C109      478     31,800 SH           SOLE                31,800
HANGER ORTHOPEDIC GROUP INC      COM NEW     41043F208      151     10,400 SH           SOLE                10,400
HATTERAS FINL CORP                 COM       41902R103      242      8,500 SH           SOLE                 8,500
HOSPITALITY PPTYS TR          COM SH BEN INT 44106M102      420     18,800 SH           SOLE                18,800
IAC INTERACTIVECORP           COM PAR $.001  44919P508      386     14,700 SH           SOLE                14,700
IBERIABANK CORP                    COM       450828108      275      5,500 SH           SOLE                 5,500
IDACORP INC                        COM       451107106      320      8,900 SH           SOLE                 8,900
INTUIT                             COM       461202103   11,316    258,300 SH           SOLE       1       258,300
JOHNSON & JOHNSON                  COM       478160104    5,688     91,800 SH           SOLE       1        91,800
L-3 COMMUNICATIONS CORP      DEBT 3.000% 8/0 502413AW7   12,548 12,500,000 PRN          SOLE            12,500,000
LIFEPOINT HOSPITALS INC            COM       53219L109      358     10,200 SH           SOLE                10,200
LINEAR TECHNOLOGY CORP       NOTE 3.125% 5/0 535678AD8   38,362 38,283,000 PRN          SOLE            38,283,000
LINN ENERGY LLC               UNIT LTD LIAB  536020100      537     16,800 SH           SOLE                16,800
LORAL SPACE & COMMUNICATNS I       COM       543881106      261      5,000 SH           SOLE                 5,000
MANTECH INTL CORP                  CL A      564563104      230      5,800 SH           SOLE                 5,800
MARKWEST ENERGY PARTNERS L P  UNIT LTD PARTN 570759100      395     11,000 SH           SOLE                11,000
MEDTRONIC INC                NOTE 1.500% 4/1 585055AL0    8,797  8,775,000 PRN          SOLE       1     8,775,000
MEDTRONIC INC                NOTE 1.500% 4/1 585055AL0   40,136 40,000,000 PRN          SOLE            40,000,000
NELNET INC                         CL A      64031N108      243     10,600 SH           SOLE                10,600
NORTHWESTERN CORP                COM NEW     668074305      248      8,700 SH           SOLE                 8,700
NUSTAR ENERGY LP                 UNIT COM    67058H102      469      7,600 SH           SOLE                 7,600
PAR PHARMACEUTICAL COS INC         COM       69888P106      256      8,800 SH           SOLE                 8,800
PARTNERRE LTD                      COM       G6852T105      641      8,000 SH           SOLE                 8,000
PLAINS ALL AMERN PIPELINE L   UNIT LTD PARTN 726503105      717     11,400 SH           SOLE                11,400
PLATINUM UNDERWRITER HLDGS L       COM       G7127P100      339      7,800 SH           SOLE                 7,800
POLO RALPH LAUREN CORP             CL A      731572103      620      6,900 SH           SOLE                 6,900
PROASSURANCE CORP                  COM       74267C106      328      5,700 SH           SOLE                 5,700
PROGRESSIVE CORP OHIO              COM       743315103    8,482    406,400 SH           SOLE       1       406,400
REGENCY ENERGY PARTNERS L P   COM UNITS L P  75885Y107      353     14,400 SH           SOLE                14,400
RENT A CTR INC NEW                 COM       76009N100      298     13,300 SH           SOLE                13,300
SEABORD CORP                       COM       811543107      354        200 SH           SOLE                   200
SEASPAN CORP                       SHS       Y75638109      232     18,800 SH           SOLE                18,800
SHIP FINANCE INTERNATIONAL L       SHS       G81075106      303     15,600 SH           SOLE                15,600

SMITH A O                          COM       831865209      301      5,200 SH           SOLE                 5,200
SONIC CORP                         COM       835451105    5,039    623,700 SH           SOLE       1       623,700
SOUTHERN UN CO NEW                 COM       844030106      433     18,000 SH           SOLE                18,000
SOUTHWEST GAS CORP                 COM       844895102      306      9,100 SH           SOLE                 9,100
SYMANTEC CORP                      COM       871503108    4,751    314,000 SH           SOLE       1       314,000
SYNNEX CORP                        COM       87162W100      250      8,900 SH           SOLE                 8,900
SYSTEMAX INC                       COM       871851101      141     11,500 SH           SOLE                11,500
TARGET CORP                        COM       87612E106    7,626    142,700 SH           SOLE       1       142,700
TELUS CORP                     NON-VTG SHS   87971M202      635     15,000 SH           SOLE                15,000
TEXTAINER GROUP HOLDINGS LTD       SHS       G8766E109      270     10,100 SH           SOLE                10,100
TIMBERLAND CO                      CL A      887100105      236     11,900 SH           SOLE                11,900
TIME WARNER INC                  COM NEW     887317303    1,410     46,000 SH           SOLE                46,000
TJX COS INC NEW                    COM       872540109   13,389    300,000 SH           SOLE       1       300,000
TRANSOCEAN INC               NOTE 1.625%12/1 893830AU3   27,896 28,166,000 PRN          SOLE            28,166,000
TRANSOCEAN INC               NOTE 1.500%12/1 893830AV1    1,960  2,000,000 PRN          SOLE             2,000,000
TRANSOCEAN LTD                   REG SHS     H8817H100    1,286     20,000 SH           SOLE       1        20,000
TRAVELERS COMPANIES INC            COM       89417E109    1,219     23,400 SH           SOLE                23,400
TRUSTMARK CORP                     COM       898402102      283     13,000 SH           SOLE                13,000
UNIVERSAL AMERICAN CORP            COM       913377107      239     16,200 SH           SOLE                16,200
UNIVERSAL HLTH SVCS INC            CL B      913903100      470     12,100 SH           SOLE                12,100
VALIDUS HOLDINGS LTD             COM SHS     G9319H102      451     17,100 SH           SOLE                17,100
WAL MART STORES INC                COM       931142103    1,804     33,700 SH           SOLE       1        33,700
WESTERN GAS PARTNERS LP       COM UNIT LP IN 958254104      271     10,000 SH           SOLE                10,000
WINTRUST FINANCIAL CORP            COM       97650W108      246      7,600 SH           SOLE                 7,600
WORLD ACCEP CORP DEL               COM       981419104      208      4,700 SH           SOLE                 4,700
XCEL ENERGY INC                    COM       98389B100      804     35,000 SH           SOLE                35,000
ZHONGPIN INC                       COM       98952K107      192     11,800 SH           SOLE                11,800